American Mutual Fund, Inc.
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9200
                               Fax (213) 486 9455
                             Email jfw@capgroup.com

Julie F. Williams
Secretary

                                             January 5, 2005

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: American Mutual Fund, Inc.
     File Nos.  811-572
                2-10607

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 12/30/04 of Registrant's Post-Effective Amendment No. 115 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Julie F. Williams
                                             Julie F. Williams
                                             Secretary



cc:   Laura Hatch